Filed with the U.S. Securities and Exchange Commission on May 30, 2012

1933 Act Registration File No. 333-179263
1940 Act File No. 811-22660
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2	☒

 (Check appropriate box or boxes.)

HATTERAS VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  1-866-388-6292

David B. Perkins
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 1 to the Hatteras Variable Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 1 on Form N-1A filed May 1, 2012.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement for its series: Hatteras Alpha Hedged Strategies Variable Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 1 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina on the 30th day of May, 2012.

HATTERAS VARIABLE TRUST

By: /s/ J. Michael Fields
                     J. Michael Fields, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 30th day of May, 2012.

Signature	Title
Joseph E. Breslin* Joseph E. Breslin	Independent Trustee and Chairman
H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
Thomas Mann* Thomas Mann	Independent Trustee
Steve E. Moss* Steve E. Moss	Independent Trustee
Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
Daniel K. Wilson* Daniel K. Wilson	Independent Trustee
David B. Perkins* David B. Perkins	Interested Trustee, President and Chief Executive Officer
Robert Lance Baker* Robert Lance Baker	Treasurer and Chief Financial Officer
By:/s/ J. Michael Fields J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney

C-1

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

C-2